Related Party Balances (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		$ 299,571	¥ 1,940,559	¥ 50
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		1,501	9,725	0
Amounts due to related parties, current:
Amounts due to related parties, current		121,329	785,945	8,385
Amounts due to related parties, Non-current:
Amounts due to related parties, Non-current		0	0	8
Qunar
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	288,583	1,869,380
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	109,827	711,433
Ctrip.com International, Ltd
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	4,778	30,950
Amounts due to related parties, current:
Amounts due to related parties, current		1,075	6,966
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	6,210	40,229	50
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[4]	1,501	9,725
Amounts due to related parties, current:
Amounts due to related parties, current		$ 10,427	¥ 67,546	8,385
Amounts due to related parties, Non-current:
Amounts due to related parties, Non-current				¥ 8

[1]	It mainly represents short-term loans of RMB1,774.00 million (US$273.86 million) provided by the Company to Qunar, which was a majority-owned subsidiary of the Company prior to October 26, 2015 and became a majority-owned subsidiary of Ctrip on December 31, 2015. These loans are interest-bearing and repayable within one year.
[2]	It mainly represents a short-term loan provided by Qunar to the Company of US$100.00 million in October 2015. The loan is interest-bearing and repayable within one year.
[3]	Balances in connection with services provided between the Company and its equity method investees arose in the ordinary course of business.
[4]	Rental deposit paid in advance to the related party of one of the executive officers. Pursuant to the rental agreements, certain subsidiaries of the Company rent an office building owned by the family members of the executive officer.